The Merger, Offering and Other Related Transactions	3 Months Ended
Mar. 31, 2014
The Merger, Offering and Other Related Transactions [Abstract]
The Merger, Offering and Other Related Transactions

3. The Merger, Offering and Other Related Transactions

In January and February 2014, we entered into and executed several contemporaneous and related transactions (together, the "Merger" or the "Transaction"), as described below.

As used in this Note 3, the term "the Company" refers to the combination of Ekso Bionics, Inc. and Ekso Bionics Holdings, Inc. formally known as PN Med Group, Inc., after giving effect to the Merger; the term "Holdings" refers to the business of Ekso Bionics Holdings, Inc. prior to the Merger, and the term "Ekso Bionics" refers to Ekso Bionics, Inc. prior to the Merger.

Holdings was incorporated in the State of Nevada on January 30, 2012, as a distributor of medical supplies and equipment to municipalities, hospitals, pharmacies, care centers, and clinics in Chile. At the time of the Merger, Holdings was a "shell company" as defined in Rule 12b-2 of the Exchange Act. Holdings' fiscal year end was March 31 but has been changed to December 31 in connection with the Merger.

On January 15, 2014, Holdings and a newly formed wholly-owned subsidiary of Holdings, Ekso Acquisition Corp. ("Acquisition Sub") entered into an Agreement and Plan of Merger and Reorganization (the "Merger Agreement")with Ekso Bionics. Under the Merger Agreement, Acquisition Sub merged with and into Ekso Bionics, with Ekso Bionics remaining as the surviving corporation and with the shareholders of Ekso Bionics exchanging all of their common stock, preferred stock and warrants to purchase preferred stock issued and outstanding immediately prior to the closing of the Merger into an aggregate of 42,615,556 shares of Holdings' common stock and warrants to purchase 621,363 shares of common stock. In addition, options to purchase 4,978,645 shares of common stock of Ekso Bionics were converted into options to purchase 7,586,459 shares of common stock of Holdings. These shares are in addition to 5,280,368 outstanding shares of Holdings common stock held by pre-merger PN Med Group, Inc. shareholders, consisting of 4,500,600 shares held by such shareholders prior to the merger and an additional 779,768 shares issued to such shareholders pursuant to a provision in the Merger Agreement requiring us to issue a number of shares such that the aggregate ownership of the pre-Merger shareholders (not including any shares of common stock purchased by them in the PPO) remained approximately 6.8% of our outstanding common stock of the Company.

Upon the closing of the Merger, under the terms of a split-off agreement and a general release agreement, Holdings transferred all of its pre-Merger operating assets and liabilities to a newly formed wholly-owned special-purpose subsidiary ("Split-Off Subsidiary"), and transferred all of the outstanding shares of capital stock of Split-Off Subsidiary to the pre-Merger stockholders of Holdings and the former officers and sole director of Holdings (the "Split-Off"), in consideration of and in exchange for (i) the surrender and cancellation of an aggregate of all shares of Holdings' common stock held by such stockholders (which will be cancelled and will resume the status of authorized but unissued shares of our common stock) and (ii) certain representations, covenants and indemnities.

Accounting for Reverse Merger

Ekso Bionics, as the accounting acquirer, recorded the merger as the issuance of stock for the net monetary assets of Holdings accompanied by a recapitalization. This accounting was identical to that resulting from a reverse merger, except that no goodwill or intangible assets was recorded. The historical financial statements of Holdings before the Merger will be replaced with the historical financial statements of Ekso Bionics before the Merger in all future filings with the SEC. The Merger is intended to be treated as a tax-free exchange under Section 368(a) of the Internal Revenue Code of 1986, as amended.

Retroactive Conversion of all Share and Per Share amounts

In accordance with reverse merger accounting guidance, amounts for Ekso Bionics' historical (pre-merger) common stock, preferred stock, warrants on stock and options on common stock including share and per share amounts have been retroactively adjusted using their respective exchange ratios in these financial statements, unless otherwise disclosed. The conversion ratios were 1.5238, 1.6290, 1.9548 and 1.9548 for shares of common stock, Series A preferred stock Series A-2 preferred stock and Series B preferred stock, respectively.

Private Placement Offering and Repayment of 2013 Bridge Note

As more fully discussed in Note 8, Capitalization and Equity Structure, during January and February, 2014, in contemplation of the Merger, the Company completed multiple closings of a private placement offering (the "PPO") of 30,300,000 Units (as described below) at a purchase price of $1.00 per Unit, consisting of the sale of 25,300,000 Units for a total of $25,300,000 in net cash proceeds, and the conversion of the 2013 Bridge Notes (as defined below) into 5,000,000 Units and additional warrants to purchase 2,500,000 shares of common stock. The Units consist of one share of common stock and a warrant to purchase one share of stock in the Company.

Other warrants, shares and stock options were issued in connection with the Merger as more fully discussed in Note 8, Capitalization and Equity Structure.